TIAA-CREF FIXED-INCOME & REAL ESTATE SECURITIES FUNDS

Bond Fund	Short-Term Bond Fund
Bond Index Fund	Short-Term Bond Index Fund
Bond Plus Fund	Tax-Exempt Bond Fund
High-Yield Fund	Real Estate Securities Fund
Inflation-Linked Bond Fund	Money Market Fund
Social Choice Bond Fund

(each, a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1

dated May 1, 2016, as revised June 1, 2016, to the Statutory Prospectuses dated July 31, 2015 (with respect to all Classes of the Fixed-Income Funds and Real Estate Securities Fund except the Advisor Class and other than the Tax-Exempt Bond Fund, Inflation-Linked Bond Fund and Money Market Fund)

SUPPLEMENT NO. 2

dated May 1, 2016, as revised June 1, 2016, to the Statutory Prospectus dated July 31, 2015 (with respect to all Classes of the Tax-Exempt Bond Fund and Inflation-Linked Bond Fund except the Advisor Class)

SUPPLEMENT NO. 3

dated May 1, 2016, as revised June 1, 2016, to the Statutory Prospectus dated July 31, 2015 (with respect to all Classes of the Money Market Fund except the Advisor Class)

SUPPLEMENT NO. 4

dated May 1, 2016, as revised June 1, 2016, to the Statutory Prospectus dated December 4, 2015 (with respect to the Advisor Class of the Fixed-Income Funds and Real Estate Securities Fund)

Note to Shareholders: This Supplement hereby amends and replaces in its entirety Supplements No. 1, No. 2, No. 3 and No. 4, each dated May 1, 2016, to the foregoing statutory prospectuses for the Funds listed above that are each a series of the TIAA-CREF Funds.

Purchase and sale of Fund shares

Effective immediately, the following hereby replaces in its entirety the first full sentence of the bolded sub-section entitled “Redeeming or Exchanging Shares” in the section entitled “Purchase and sale of Fund shares” or “Purchase and sale of Advisor Class shares” (with respect to the Advisor Class of the Funds) in the “Summary information” section of the Funds’ Prospectuses:

“Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”).”

Calculating share price

Effective immediately, the following hereby replaces in its entirety the first three sentences of the first paragraph of the section entitled “Calculating share price” in the Funds’ Advisor Class Prospectuses:

“Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day.”

In addition, effective immediately, the following hereby replaces in its entirety the sixth paragraph of the section entitled “Calculating share price” in the Funds’ Advisor Class Prospectuses:

“The Funds’ fair value pricing procedures provide, among other things, for the Funds to examine whether to fair value foreign securities when there is a movement in the value of a U.S. market index between the close of one or more foreign markets and the close of the NYSE Exchanges. For these securities, the Funds use a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign investments in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded. The Funds also examine the prices of individual securities to determine, among other things, whether the price of such securities reflects fair value at the close of the NYSE Exchanges based on market movements. In addition, the Funds may fair value domestic securities when it is believed the last market quotation is not readily available or such quotation does not represent the fair value of that security.”

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Effective immediately, the following hereby replaces in its entirety the first three sentences of the first paragraph of the section entitled “Calculating share price” in the Funds’ Prospectuses (other than Advisor Class):

“The Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for the Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Fund does not price its shares on days that are not a Business Day.”

In addition, effective immediately, the following hereby replaces in its entirety the sixth paragraph of the section entitled “Calculating share price” in the Funds’ Prospectuses (other than Advisor Class and Money Market Fund):

“The Fund’s fair value pricing procedures provide, among other things, for the Fund to examine whether to fair value foreign securities when there is a movement in the value of a U.S. market index between the close of one or more foreign markets and the close of the NYSE Exchanges. For these securities, the Fund uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign investments in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded. The Fund also examines the prices of individual securities to determine, among other things, whether the price of such securities reflects fair value at the close of the NYSE Exchanges based on market movements. In addition, the Fund may fair value domestic securities when it is believed the last market quotation is not readily available or such quotation does not represent the fair value of that security.”

Conversion of shares – applicable to all investors

Effective immediately, the following hereby replaces in its entirety the second sentence of the second paragraph of the section entitled “Conversion of shares — applicable to all investors” in the Funds’ Prospectuses:

“Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day.”

Important transaction information

Effective immediately, the following hereby replaces in its entirety the first paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Funds’ Prospectuses:

“Share Price. If the Funds’ transfer agent (or other authorized Fund Agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Fund’s transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.”

3

Effective immediately, the following hereby replaces in its entirety the second paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Funds’ Prospectuses (other than Advisor Class):

“If you hold Retirement, Premier or Institutional Class shares through an Eligible Investor, or if you hold Retail Class shares through a financial intermediary, the Eligible Investor or financial intermediary, as applicable, may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.”

Effective immediately, the following hereby replaces in its entirety the second paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Funds’ Prospectuses with respect to the Advisor Class of each Fund:

“The Financial Intermediary Account or Benefit Plan Account through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.”

Transaction methods for purchases

Effective immediately, the final sentence of the bolded sub-section entitled “Purchasing via Automatic Investment Plan for Retail Class shares” in the section entitled “Transaction methods for purchases” in the Funds’ Prospectuses is hereby deleted.

Global definitional change

Effective immediately, the de-capitalized term, “business day,” as used throughout the Funds’ Prospectuses (with the exception of the reference to “business day” in the first paragraph of the “Dividends and distributions” section of the Funds’ Prospectuses), is hereby globally amended and replaced in its entirety throughout such Prospectuses with the defined and capitalized term, “Business Day,” as noted above in the changes outlined in this supplement.

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TIAA-CREF LIFECYCLE FUNDS TIAA-CREF LIFECYCLE INDEX FUNDS TIAA-CREF MANAGED ALLOCATION FUND TIAA-CREF LIFESTYLE FUNDS

(each, a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 3

dated May 1, 2016, as revised June 1, 2016, to the Statutory Prospectuses dated October 1, 2015 (with respect to the Lifecycle Funds, Lifecycle Index Funds) and December 4, 2015 (with respect to the Advisor Class of each Fund except the Managed Allocation Fund and Lifestyle Funds)

SUPPLEMENT NO. 1

dated May 1, 2016, as revised June 1, 2016, to the Statutory Prospectuses dated October 1, 2015 (with respect to the Lifestyle Funds and the Managed Allocation Fund) and December 4, 2015 (with respect to the Advisor Class of the Lifestyle Funds)

Note to Shareholders: This Supplement hereby amends and replaces in its entirety Supplements No. 3 and No. 1, each dated May 1, 2016, to the foregoing statutory prospectuses for the Funds listed above that are each a series of the TIAA-CREF Funds.

Purchase and sale of Fund shares

Effective immediately, the following hereby replaces in its entirety the first full sentence of the bolded sub-section entitled “Redeeming or Exchanging Shares” in the section entitled “Purchase and sale of Fund shares” or “Purchase and sale of Advisor Class shares” (with respect to the Advisor Class of each Fund) in the “Summary information” section of the Funds’ Prospectuses:

“Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”).”

Calculating share price

Effective immediately, the following hereby replaces in its entirety the first three sentences of the first paragraph of the section entitled “Calculating share price” in the Funds’ Prospectuses:

“Each Fund determines its net asset value (“NAV”) per share, or share price, on each Business Day. The NAV for each Fund is calculated each Business Day as of the latest close of the regular (or core) trading session of the NYSE, NYSE Arca Equities or NYSE MKT (collectively, the “NYSE Exchanges”) (normally 4:00 p.m. Eastern time or such earlier time that is the latest close of a regular (or core) trading session of any of the NYSE Exchanges). The Funds do not price their shares on days that are not a Business Day.”

In addition, effective immediately, the following hereby replaces in its entirety the fourth and fifth sentences of the second paragraph of the section entitled “Calculating share price” in the Funds’ Prospectuses:

“Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE Exchanges are closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE Exchanges are closed.”

Effective immediately, the following hereby replaces in its entirety the fourth sentence of the third paragraph of the section entitled “Calculating share price” in the Funds’ Prospectuses:

“This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE Exchanges.”

Conversion of shares – applicable to all investors

Effective immediately, the following hereby replaces in its entirety the second sentence of the second paragraph of the section entitled “Conversion of shares — applicable to all investors” in the Funds’ Prospectuses:

“Conversion requests received in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day will receive the NAV of the new class calculated that day.”

Important transaction information

Effective immediately, the following hereby replaces in its entirety the first paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Funds’ Prospectuses:

“Share Price. If the Funds’ transfer agent (or other authorized Fund Agent) receives an order to purchase, redeem or exchange shares that is in “good order” prior to the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the time as of which a Fund’s NAV is determined on any Business Day, the transaction price will be the NAV per share calculated the next Business Day.”

Effective immediately, the following hereby replaces in its entirety the second paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Funds’ Prospectuses (other than Advisor Class):

“If you hold Retirement, Premier or Institutional Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.”

Effective immediately, the following hereby replaces in its entirety the second paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Managed Allocation Fund’s Prospectus:

“If you hold Institutional or Retirement Class shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.”

Effective immediately, the following hereby replaces in its entirety the second paragraph in the bolded sub-section entitled “Share Price” in the section entitled “Important transaction information” in the Funds’ Prospectuses with respect to the Advisor Class of each Fund:

“The Financial Intermediary Account or Benefit Plan Account through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than the close of that Business Day in order to receive that day’s NAV per share as the transaction price.”

Transaction methods for purchases

Effective immediately, the final sentence of the bolded sub-section entitled “Purchasing via Automatic Investment Plan for Retail Class shares” in the section entitled “Transaction methods for purchases” in the Funds’ Prospectuses (other than the Lifecycle Index Funds) is hereby deleted.

Global definitional change

Effective immediately, the de-capitalized term, “business day,” as used throughout the Funds’ Prospectuses, is hereby globally amended and replaced in its entirety throughout such Prospectuses with the defined and capitalized term, “Business Day,” as noted above in the changes outlined in this supplement.

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